Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,929,000
Previously Paid Amount	0.00
Total Fee Amount	818.79
Total Offset Amount	0.00
Net Fee	818.79
Narrative - Max Aggregate Offering Price	$ 5,929,000
Final Prospectus	true